Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets

Intangible assets as of December 31, 2024 and 2023 are summarized as follows:

	December 31,	December 31,
	2024	2023
Other Intangible development	€1,563,923	€636,970
Software SKN1	248,419	248,419
Computer application	33,755	33,755
Web page	6,010	6,010
	1,852,107	925,154
Amortization	(139,132)	(89,448)
	€1,712,975	€835,706